Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 59,000	$ 2,578,000
Prepaid expenses and other current assets	393,000	299,000
Income tax receivable	320,000	183,000
Total current assets	772,000	3,060,000
Other non-current assets	8,642,000	8,742,000
Total assets	9,414,000	11,802,000
Current liabilities:
Accounts payable	14,293,000	9,939,000
Accrued expenses	1,408,000	1,141,000
Accrued interest payable	87,000	238,000
Debt, current portion	1,000,000	1,000,000
Total current liabilities	16,788,000	12,318,000
Debt, net of current portion	3,194,000	4,194,000
Total non-current liabilities	3,194,000	4,194,000
Total liabilities	19,982,000	16,512,000
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000,000 authorized; no shares issued or outstanding as of June 30, 2024 and December 31, 2023	0	0
Common stock, $0.001 par value; 100,000,000 authorized; 4,854,931 and 480,095 issued as of June 30, 2024 and December 31, 2023 respectively; 4,854,861 and 480,025 shares outstanding as of June 30, 2024 and December 31, 2023, respectively	5,000	0
Treasury Stock at cost; 70 shares at both of June 30, 2024 and December 31, 2023	(1,000)	(1,000)
Additional paid-in capital	128,223,000	120,043,000
Accumulated deficit	(139,757,000)	(125,497,000)
Accumulated comprehensive income	962,000	745,000
Total stockholders' deficit	(10,568,000)	(4,710,000)
Total liabilities and stockholders' deficit	$ 9,414,000	$ 11,802,000